CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Capitalized Computer Software, Net [Roll Forward]
Balance at the beginning of the year	$ 20,755	$ 19,856
Capitalization	5,567	5,545
Amortization	(4,824)	(4,929)	$ (5,439)
Functional currency translation adjustments	2,263	283
Balance at year end	$ 23,761	$ 20,755	$ 19,856